Trading Account Profits and Losses (Tables)	12 Months Ended
Mar. 31, 2023
Trading Account Profits And Losses [Abstract]
Net Trading Gains (Losses)
Net trading gains (losses) for the fiscal years ended March 31, 2021, 2022 and 2023 were comprised of the following:

	2021	2022	2023
	(in millions)
Interest rate and other derivative contracts	¥(429,586)	¥(102,122)	¥238,162
Trading account securities, excluding derivatives	19,218	(722,298)	(1,030,260)
Trading account losses—net	(410,368)	(824,420)	(792,098)
Foreign exchange derivative contracts(1)	(79,559)	(44,693)	57,914
Net trading losses	¥(489,927)	¥(869,113)	¥(734,184)

Note:
(1)Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains—net in the accompanying consolidated statements of operations. Foreign exchange gains—net in the accompanying consolidated statements of operations are also comprised of foreign exchange losses other than derivative contracts and foreign exchange gains related to the fair value option.